Discontinued Operation - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Oct. 02, 2017 USD ($)	Oct. 02, 2017 AUD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 AUD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2018 AUD ($)
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Profit on the sale assets			$ 0.0		$ 0.0	$ (2.3)
Darlot [Member]
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Consideration from disposal				$ 18.5
Cash consideration from disposal				$ 12.0
Number of shares received from disposal | shares			130,000,000	130,000,000
Upfront cash consideration received			$ 0.0	$ 7.0	$ 5.4	$ 0.0
Cash consideration receivable				$ 5.0			$ 5.0
Profit on the sale assets	$ 23.5	$ 30.8
Percentage of shares held	19.90%	19.90%
Darlot [Member] | Red 5 Limited [Member]
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Shares received under underwriting agreement related to disposal of discontinued operation | shares				116,875,821
Consideration received under underwriting agreement related to disposal of discontinued operation				$ 5.8